RELATED PARTY TRANSACTIONS - Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income, net	¥ 1,263,332	$ 177,937	¥ 743,484	¥ 354,567
Related party
RELATED PARTY TRANSACTIONS
Interest income, net	6,987		5,954	3,659
Related party | IFM
RELATED PARTY TRANSACTIONS
Interest income, net	5,076		(753)	2,209
Related party | Xinhewan
RELATED PARTY TRANSACTIONS
Interest income, net	0		4,301	0
Related party | Others Related Parties [Member]
RELATED PARTY TRANSACTIONS
Interest income, net	¥ 1,911		¥ 2,406	¥ 1,450